Retirement benefit obligations - Movement in net defined benefit obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset)
Beginning balance	$ (28)	$ (32)
Changes in net defined benefit liability (asset)
Current service costs	(1)
Interest on defined benefit obligation/asset	(1)
Exchange difference	(2)	(1)
Total pension income/(expense)	(4)	(1)
Transfers
Transferred on disposal of business	8
Contributions:
Employers	1
Benefit payments	1	5
Ending balance	(21)	(28)
Retirement benefit obligation schemes	(27)	(32)
Retirement benefit asset schemes	6	4
Estimate of contributions expected to be paid to defined benefit pension schemes next year	1
Present value of obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	(71)	(77)
Changes in net defined benefit liability (asset)
Current service costs	(1)
Interest on defined benefit obligation/asset	(2)	(2)
Exchange difference	(6)	2
Total pension income/(expense)	(9)
Remeasurements:
Remeasurement gain/(loss)	2
Transfers
Transferred on disposal of business	8
Contributions:
Employers	(1)	(1)
Benefit payments	3	7
Ending balance	(68)	(71)
Retirement benefit obligation schemes	(49)	(53)
Retirement benefit asset schemes	(19)	(18)
Present value of obligation | Unfunded obligations
Disclosure of net defined benefit liability (asset)
Beginning balance	(22)
Contributions:
Ending balance	(16)	(22)
Fair value of plan assets
Disclosure of net defined benefit liability (asset)
Beginning balance	43	45
Changes in net defined benefit liability (asset)
Interest on defined benefit obligation/asset	1	2
Exchange difference	4	(3)
Total pension income/(expense)	5	(1)
Remeasurements:
Remeasurement gain/(loss)	(1)
Contributions:
Employers	2	1
Benefit payments	(2)	(2)
Ending balance	47	43
Retirement benefit obligation schemes	22	21
Retirement benefit asset schemes	$ 25	$ 22